BUSINESS SEGMENTS, MAJOR CUSTOMERS AND SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Customer A [Member]
Accounts Receivable, Major Customer, Amount	$ 1,756	$ 2,679
Customer B [Member]
Accounts Receivable, Major Customer, Amount	4,056	1,289
Customer C [Member]
Accounts Receivable, Major Customer, Amount	565	1,085
Customer D [Member]
Accounts Receivable, Major Customer, Amount	595	1,314
North America [Member] | Customer A [Member]
Revenue, Major Customer, Amount	12,014	14,363
North America [Member] | Customer B [Member]
Revenue, Major Customer, Amount	0	0
North America [Member] | Customer C [Member]
Revenue, Major Customer, Amount	6,347	5,860
North America [Member] | Customer D [Member]
Revenue, Major Customer, Amount	5,329	6,675
EMEA [Member] | Customer B [Member]
Revenue, Major Customer, Amount	$ 10,719	$ 3,582